UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code       800-624-0197
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.2%):
667,817	AZL AIM International Equity Fund	$8,668,259
1,873,165	AZL Alternative Investments Trust*	16,783,561
2,065,732	AZL Davis NY Venture Fund	22,351,220
452,117	AZL Franklin Small Cap Value Fund	6,524,047
1,769,392	AZL Jennison 20/20 Focus Fund	19,994,135
2,944,130	AZL Legg Mason Value Fund	20,903,321
950,858	AZL LMP Large Cap Growth Fund	8,728,873
1,325,308	AZL NACM International Fund	8,654,263
637,599	AZL Neuberger Berman Regency Fund	4,947,771
335,274	AZL OCC Opportunity Fund	3,322,562
1,248,228	AZL PIMCO Fundamental IndexPLUS Total Return Fund	9,960,856
1,138,310	AZL Schroder Emerging Markets Equity Fund	7,034,756
1,578,518	AZL Schroder International Small Cap Fund*	10,228,796
427,170	AZL Turner Quantitative Small Cap Growth Fund	3,408,817
2,567,774	AZL Van Kampen Comstock Fund	20,593,548
862,048	AZL Van Kampen Global Real Estate Fund	6,784,320
700,321	AZL Van Kampen Mid Cap Growth Fund	6,709,073
593,025	PIMCO PVIT Commodity Real Return Fund	6,885,026
1,582,613	PIMCO PVIT Emerging Markets Bond Fund	19,228,747
2,763,385	PIMCO PVIT Global Bond Fund	33,243,522
2,803,151	PIMCO PVIT High Yield Fund	18,668,989
1,572,549	PIMCO PVIT Real Return Fund	19,012,115
6,422,544	PIMCO PVIT Total Return Fund	65,381,495
293,583	Premier VIT OpCap Mid Cap Fund	3,352,716

Total Affiliated Investment Companies (Cost $410,065,452)		351,370,788

Total Investment Securities (Cost $410,065,452)(a)—100.2%		351,370,788

Net other assets (liabilities) — (0.2)%		(725,959)

NET ASSETS — 100.0% $		350,644,829

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

(a)	Cost for federal income tax purposes is $420,145,436. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$—
Unrealized depreciation	(68,774,648)

Net unrealized depreciation	$(68,774,648)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
1,733,644	AZL AIM International Equity Fund	$22,502,696
4,796,806	AZL Alternative Investments Trust*	42,979,378
8,208,683	AZL Davis NY Venture Fund	88,817,946
1,839,651	AZL Franklin Small Cap Value Fund	26,546,166
6,756,934	AZL Jennison 20/20 Focus Fund	76,353,354
10,923,086	AZL Legg Mason Value Fund	77,553,910
4,787,521	AZL LMP Large Cap Growth Fund	43,949,445
5,424,680	AZL NACM International Fund	35,423,160
2,685,233	AZL Neuberger Berman Regency Fund	20,837,410
1,346,439	AZL OCC Opportunity Fund	13,343,210
974,159	AZL Oppenheimer International Growth Fund	12,966,058
5,183,577	AZL PIMCO Fundamental IndexPLUS Total Return Fund	41,364,943
4,307,646	AZL Schroder Emerging Markets Equity Fund	26,621,253
4,708,730	AZL Schroder International Small Cap Fund*	30,512,572
1,637,125	AZL Turner Quantitative Small Cap Growth Fund	13,064,256
9,887,909	AZL Van Kampen Comstock Fund	79,301,030
4,397,668	AZL Van Kampen Global Real Estate Fund	34,609,646
3,143,172	AZL Van Kampen Mid Cap Growth Fund	30,111,588
2,967,070	PIMCO PVIT Commodity Real Return Fund	34,447,681
1,077,479	PIMCO PVIT Emerging Markets Bond Fund	13,091,368
1,888,034	PIMCO PVIT Global Bond Fund	22,713,049
1,924,903	PIMCO PVIT High Yield Fund	12,819,856
1,098,404	PIMCO PVIT Real Return Fund	13,279,699
4,424,169	PIMCO PVIT Total Return Fund	45,038,045
1,133,994	Premier VIT OpCap Mid Cap Fund	12,950,209

Total Affiliated Investment Companies (Cost $1,075,809,898)		871,197,928

Deposit Account (0.0%):
39,996	TNT Offshore Deposit Account	39,996

Total Deposit Account (Cost $39,996)		39,996

Total Investment Securities (Cost $1,075,849,894)(a)—100.0%		871,237,924

Net other assets (liabilities) — 0.0%		13,186

NET ASSETS — 100.0%		$871,251,110

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

(a)	Cost for federal income tax purposes is $1,116,114,290. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$—
Unrealized depreciation	(244,876,366)

Net unrealized depreciation	$(244,876,366)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.9%):
1,674,086	AZL AIM International Equity Fund	$21,729,641
3,354,240	AZL Alternative Investments Trust*	30,053,991
4,554,488	AZL Davis NY Venture Fund	49,279,559
1,010,747	AZL Franklin Small Cap Value Fund	14,585,086
3,827,004	AZL Jennison 20/20 Focus Fund	43,245,143
6,368,362	AZL Legg Mason Value Fund	45,215,367
2,723,707	AZL LMP Large Cap Growth Fund	25,003,631
3,322,470	AZL NACM International Fund	21,695,728
1,519,025	AZL Neuberger Berman Regency Fund	11,787,633
750,160	AZL OCC Opportunity Fund	7,434,088
2,978,080	AZL PIMCO Fundamental IndexPLUS Total Return Fund	23,765,081
2,292,599	AZL Schroder Emerging Markets Equity Fund	14,168,260
3,061,967	AZL Schroder International Small Cap Fund*	19,841,549
956,265	AZL Turner Quantitative Small Cap Growth Fund	7,630,998
5,551,636	AZL Van Kampen Comstock Fund	44,524,117
2,314,859	AZL Van Kampen Global Real Estate Fund	18,217,938
1,723,654	AZL Van Kampen Mid Cap Growth Fund	16,512,606
1,592,715	PIMCO PVIT Commodity Real Return Fund	18,491,424
1,889,878	PIMCO PVIT Emerging Markets Bond Fund	22,962,016
3,162,637	PIMCO PVIT Global Bond Fund	38,046,517
3,346,405	PIMCO PVIT High Yield Fund	22,287,061
1,877,847	PIMCO PVIT Real Return Fund	22,703,171
7,453,380	PIMCO PVIT Total Return Fund	75,875,405
656,521	Premier VIT OpCap Mid Cap Fund	7,497,468

Total Affiliated Investment Companies (Cost $746,388,498)		622,553,478

Deposit Account (0.1%):
311,941	TNT Offshore Deposit Account	311,941

Total Deposit Account (Cost $311,941)		311,941

Total Investment Securities (Cost $746,700,439)(a)—100.0%		622,865,419

Net other assets (liabilities) — 0.0%		(308,597)

NET ASSETS — 100.0%		$622,556,822

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

(a)	Cost for federal income tax purposes is $773,537,370. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$—
Unrealized depreciation	(150,671,951)

Net unrealized depreciation	$(150,671,951)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2008 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust.
The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust their asset allocation as they seek to achieve their investment objective.
The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.
Security Valuation
Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Funds’ net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time).
Investment Transactions
Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date of the last business day of the reporting period.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2008 (Unaudited)
3. Investment Valuation Summary
The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
AZL Fusion Balanced Fund	$334,587,227	$—	$16,783,561	$—	$351,370,788	$—
AZL Fusion Growth Fund	828,218,550	—	43,019,374	—	871,237,924	—
AZL Fusion Moderate Fund	592,499,487	—	30,365,932	—	622,865,419	—

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets, Treasurer
Date November 24, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti Jeffrey Kletti, President
Date November 24, 2008

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets, Treasurer
Date November 24, 2008

*	Print the name and title of each signing officer under his or her signature.